UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   DECEMBER 31,

Date of reporting period:  JUNE 30, 2009



ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JUNE 30, 2009

[LOGO OF USAA]
    USAA(R)

                                       [GRAPHIC OF USAA TARGET RETIREMENT FUNDS]

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     SEMIANNUAL REPORT
     USAA TARGET RETIREMENT FUNDS
     JUNE 30, 2009

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            TARGET RETIREMENT INCOME FUND

            TARGET RETIREMENT 2020 FUND

            TARGET RETIREMENT 2030 FUND

            TARGET RETIREMENT 2040 FUND

            TARGET RETIREMENT 2050 FUND

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

>> USAA TARGET RETIREMENT FUNDS

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FUND OBJECTIVE

PROVIDE CAPITAL APPRECIATION AND CURRENT INCOME CONSISTENT WITH CURRENT INVESTMENT ALLOCATION.

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TYPES OF INVESTMENTS

Each Target Retirement Fund attempts to achieve its objective by investing in a diversified portfolio of underlying USAA mutual funds according to an asset allocation strategy designed for investors planning to start withdrawing funds for retirement in or within a few years of the Fund's specific year (target date) included in its name.

TABLE OF CONTENTS

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PRESIDENT'S MESSAGE                                                            1

MARKET OUTLOOK/COMMENTARY                                                      2

YOUR TARGET RETIREMENT FUNDS AT WORK                                           5

INVESTMENT OVERVIEW                                                            6

FINANCIAL INFORMATION

    Portfolios of Investments                                                 14

    Notes to Portfolio of Investments                                         18

    Financial Statements                                                      19

    Notes to Financial Statements                                             23

EXPENSE EXAMPLE                                                               34

ADVISORY AGREEMENT                                                            36

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2009, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"... WHEN THE ECONOMY AND MARKETS EVENTUALLY
TURN, ONLY THOSE WHO ARE INVESTED WILL BE IN     [PHOTO OF CHRISTOPHER W. CLAUS]
A POSITION TO POTENTIALLY BENEFIT ..."

JULY 2009

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"Timing is everything," says the old adage. But given the tremendous stock market volatility of recent months, it might be more appropriate to say "PERFECT timing is everything." Since November 2008, investors have experienced two bull markets and one bear market. In a bull market, stock prices rise more than 20%. A bear market is defined as a decline in stock prices of more than 20%.

Between November 20, 2008, and January 6, 2009, the S&P 500 Index rose 24.69%. Just 46 days long, it was the shortest bull market in history. Then stock prices dropped. From January 6, 2009, through March 9, 2009, the S&P 500 Index fell 27.19%. It rebounded thereafter, closing the period up 36.88%.

With perfect timing an investor could have made a fortune just within the last three market cycles. However, to accomplish this feat, an individual would have to have invested money into the market before the run up in late 2008, sold everything before share prices went down in early 2009, and then bought again just as the market reached its bottom in early March 2009. I have never met -- let alone heard of -- anyone who has such perfect timing.

Like many of you, I believe in taking a more prudent approach to investing, especially long-term investing. On June 30, 2009, the S&P 500 Index was down 3.10% since January 1, 2000. But in a decade that has been unkind to buy-and-hold investors, I understand how easy it would be to lose faith in the conventional wisdom -- that time in the markets is better than market timing.

More than ever, patience is essential. In fact, if you are fortunate to be one of the nine out of the 10 Americans with a job, you may want to consider adding to your portfolio by investing fixed amounts at regular intervals -- when you get paid, for example. I expect the economy and the markets to improve in the next few years. The U.S. stock and bond markets already appear to have seen their lows of this market cycle. The economy, though troubled by a myriad of issues, seems to be stabilizing. However, I do not foresee a quick recovery. Serious challenges remain, including unemployment, the decline in consumer spending, and rising federal and state budget deficits that could prompt tax increases and a reduction in government services.

The challenge for all of us: to persevere, because when the economy and markets eventually turn, only those who are invested will be in a position to potentially benefit. Index investing remains a sensible equity strategy for long-term investors who are willing to let their money work for them over multiple market cycles. Index investors will certainly experience ups and downs similar to the index, but they also can benefit from the diversification advantages and low expenses provided by an index fund.

From all of us at USAA, thank you for your faith and trust in us. We appreciate the opportunity to serve your investment needs with some of the industry's top investment talent, exceptional service, and no-load mutual funds.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board
USAA Mutual Funds Trust

Systematic investment plans do not assure a profit or protect against loss in declining markets. o Mutual fund operating expenses apply and continue throughout the life of the fund.

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                                                        PRESIDENT'S MESSAGE |  1

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MARKET OUTLOOK/COMMENTARY

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[PHOTO OF RONALD B. SWEET]                       [PHOTO OF WASIF A. LATIF]

   RONALD B. SWEET, CFA                             WASIF A. LATIF
   USAA Investment                                  USAA Investment
   Management Company                               Management Company

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o HOW DID THE USAA TARGET RETIREMENT FUNDS (THE FUNDS) PERFORM?

For the six months ended June 30, 2009, the total returns for each of the Funds are shown below, along with the return of the relevant Lipper Mixed-Asset Target Allocations Funds Index:

                                               USAA FUND        LIPPER INDEX
    USAA Target Retirement Income Fund           9.28%              6.85%
    USAA Target Retirement 2020 Fund             9.46%              7.47%
    USAA Target Retirement 2030 Fund             9.55%              7.92%
    USAA Target Retirement 2040 Fund             8.28%              7.64%
    USAA Target Retirement 2050 Fund             6.08%              8.41%

For further comparison, the S&P 500(R) Index (the Index) had a total return during the period of 3.16%, while the total return of the Barclays Capital U.S. Aggregate Bond Index was 1.90% for the same period.

o PLEASE DESCRIBE THE MARKET ENVIRONMENT DURING THE REPORTING PERIOD?

The total returns of the Funds and the indexes masked a tremendous amount of volatility across asset classes and in all global financial markets. Riskier assets traded modestly higher early in the year, but then sold off dramatically. By early March 2009, fear was dominating equity and credit markets, and virtually the only asset classes with positive returns year-to-date were gold and U.S. Treasury-backed securities.

In early March 2009, the massive government stimulus began to gain traction in the markets and, to some degree, in the economy itself. Economic data began to stabilize, and the markets began to factor in an economic recovery. From their low point on March 9, 2009, through the end of the period, the Index had a total return of 36.88%. Non-U.S. markets did even better in the rally, led by emerging markets. The spreads between Treasury securities and bonds with credit risk narrowed dramatically, denoting significant recovery in the credit markets. In general, there was a massive turnaround in risk perceptions; by the end of June 2009, the year-to-date return for the Citigroup 10-Year U.S. Treasury Index was -8.94%, showing that investors were willing to leave the safe haven of U.S. Treasuries and embrace riskier assets.

o ARE YOU SATISFIED WITH THE PERFORMANCE OF THE FUNDS DURING THE PERIOD?

Yes. It's important for shareholders to understand the philosophy behind the Funds. We believe that many investor portfolios have been built on the belief that the 1980s and 1990s were normal, that given enough time investors could expect double-digit returns from stocks and steady, consistent returns from most kinds of bonds. This decade has proved those assumptions false, leaving many investors -- especially those nearing or in retirement -- with losses they probably cannot recover.

Refer to pages 6-10 for benchmark definitions.

Past performance is no guarantee of future results.

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2  | USAA TARGET RETIREMENT FUNDS

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With this in mind, we introduced our nearer-maturity Target Retirement Funds with significantly lower base allocations to stocks than the industry average. At the same time, we have an active approach to asset allocation, so we'll increase the base stock allocations when we see an opportunity for attractive risk-adjusted returns. This scenario is what has happened to-date, and it's reflected in the Funds' performance. Our lower stock allocation helped us outperform significantly during the early-year downturn. We increased our stock weightings ahead of the stock market bottom on March 9, 2009; but as the rally progressed, we gradually reduced the allocation back to neutral, leaving us well-positioned in June 2009 when the stock market rally took a breather.

o WHAT IS USAA'S OUTLOOK FOR THE ECONOMY?

U.S. economic data remains decidedly mixed. Key indicators for the housing, manufacturing, and the service sectors are no longer falling as rapidly or, in some cases, have even begun to rise. The massive monetary and fiscal stimulus is offsetting financial and consumer de-leveraging, and appears to have taken the worst-case scenario -- a total collapse in consumer and business demand -- off the table.

The bad news is the health of the labor market. According to the U6 unemployment rate, a less-publicized series of the Bureau of Labor Statistics data which consists of the widely quoted unemployment rate plus discouraged workers, marginally attached workers, and part-time workers seeking full time employment, has risen to 16.5%. In past recessions, unemployment was a lagging indicator, but we believe it is likely to be more of a coincident indicator in this recovery.

This recession is more than an adjustment of business inventories. It is a product of a full-blown credit contraction as both financial institutions and households repair their balance sheets. As a result, we believe the recovery will be muted, with economic growth more volatile and significantly lower than the United States has enjoyed in recent decades.

o HOW ARE THESE ECONOMIC VIEWS REFLECTED IN THE FUNDS' ALLOCATIONS?

As of the end of June, the Index appears fairly valued based on our key conservative assumptions regarding earnings, interest rates, and the equity risk premium. If access to credit continues to be scarce, we will maintain a bias in the United States towards higher-quality, large-cap stocks.

The Funds benefited in 2009 from an overweight position in emerging market stocks. We are concentrating our higher-risk equity exposure in emerging markets given stronger sovereign and corporate fundamentals. We have added to developed international markets based on attractive valuations.

During the reporting period, we continued to assume overweight positions in precious metals and minerals stocks as a hedge against inflation, deflation, and a weakening dollar.

In the bond market, the question is how much of a recovery remains from the dislocation of the credit crisis. We are long-term bears on U.S. Treasury bonds given the huge levels of expected new debt issuance. We believe that investment grade corporate bonds are attractive on a risk-adjusted basis versus stocks, even though corporate bond defaults are expected to climb over the next year. As of the end of the period, we have slightly overweight positions in high-yield bonds, the hybrid nature of which provides a good, risk-controlled way to capture the eventual stock market recovery.

o ARE YOUR VIEWS AND ALLOCATIONS APPLIED TO THE SAME EXTENT ACROSS ALL FIVE TARGET RETIREMENT FUNDS?

No. Investors who will not begin to draw on assets until 2040 or 2050 have enough time to survive periods of extreme volatility and allow the long-term performance advantage of stocks to work for them, so our tactical allocation adjustments will be less significant (but not insignificant) in their Funds. Our goal is that they will potentially benefit to a larger degree from solid strategic base allocations and our manager selection capabilities.

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                                                  MARKET OUTLOOK/COMMENTARY |  3

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Investors anticipating retirement in 2020 are only 11 years away from drawing on their Fund, and therefore may not have time to recover from the kinds of huge losses we've seen in this decade*. We also want to be careful with investors who have only 21 years, or less, in the workforce until their anticipated retirement in 2030. It is in these Funds, as well as in the USAA Target Retirement Income Fund, that our tactical asset allocation and manager selection have added the most value in this very unusual reporting period.

On behalf of everyone at USAA, we thank you for your investment. We are working hard to keep your trust.

*The principal value of the Target Retirement Funds is not guaranteed at any time, including at the target date.

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4  | USAA TARGET RETIREMENT FUNDS

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YOUR TARGET RETIREMENT FUNDS AT WORK

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o ONE SOLUTION

  USAA Target Retirement Funds are a single-fund solution based on when you plan to retire. They offer:

  o SIMPLIFICATION -- one mutual fund that includes underlying USAA equity and bond funds.
  o DIVERSIFICATION -- a "fund-of-funds" approach offers exposure to USAA international, domestic equity, and bond funds and money market instruments.
  o LIFE STAGE TARGETS -- a portfolio that adjusts its fund mix automatically, becoming progressively more conservative as you approach retirement.

o A DIVERSIFIED MIX

  Each Target Retirement Fund portfolio combines asset classes and investment styles, seeking to maximize growth potential via equity investments in early years and to preserve capital with emphasis on fixed-income investments as retirement approaches.

o ACTIVE MANAGEMENT

  USAA's team manages the funds, adjusting asset allocations in response to market conditions and each fund's retirement year. It's a simple way to plan for retirement without actively managing a portfolio. We do the work for you.

  With USAA's expertise and well-regarded outside fund managers, your Target Retirement Funds include:

  o Low investment costs.
  o Expert portfolio management.
  o Free guidance from licensed financial advisers on all aspects of your retirement planning.

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                                       YOUR TARGET RETIREMENT FUNDS AT WORK |  5

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INVESTMENT OVERVIEW

    USAA TARGET RETIREMENT INCOME FUND (URINX)

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                                          6/30/09                    12/31/08
--------------------------------------------------------------------------------
Net Assets                             $45.8 Million               $22.7 Million
Net Asset Value Per Share                  $9.08                       $8.44

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                    AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/09
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  12/31/08 TO 6/30/09*     9.28%          SINCE INCEPTION 7/31/08*      -6.03%

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                                  EXPENSE RATIO
--------------------------------------------------------------------------------
  BEFORE REIMBURSEMENT           1.57%      AFTER REIMBURSEMENT          0.00%
  (Including acquired funds                 (Excluding acquired funds
  fees and expenses of 0.51%)               fees and expenses)

*Periods of less than one year are not annualized. These returns are cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES (AFFE), BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY AFFE, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY
(IMCO). BEFORE AND AFTER REIMBURSEMENT AND AFFE EXPENSE RATIOS ARE REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2009. FOR THE FUND'S FIRST TWO FISCAL YEARS, IMCO HAS VOLUNTARILY AGREED TO WAIVE ALL FEES AND TO REIMBURSE ALL OPERATING EXPENSES OF THE FUND, EXCLUDING ANY AFFE AND BEFORE ANY EXPENSES PAID INDIRECTLY. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THE BEFORE REIMBURSEMENT EXPENSE RATIO DIFFERS FROM THE FUND'S ACTUAL EXPENSE RATIO FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2009, BEFORE REIMBURSEMENT, WHICH WAS 0.49% AS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, BEFORE ANY AFFE AND EXPENSES PAID INDIRECTLY.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                      o CUMULATIVE PERFORMANCE COMPARISON o
--------------------------------------------------------------------------------

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

              BARCLAYS CAPITAL U.S.     USAA TARGET RETIREMENT
              AGGREGATE BOND INDEX           INCOME FUND           S&P 500 INDEX
 7/31/2008         $10,000.00                 $10,000.00             $10,000.00
 8/31/2008          10,094.91                  10,000.00              10,144.65
 9/30/2008           9,959.32                   9,580.62               9,240.68
10/31/2008           9,724.23                   8,617.54               7,688.73
11/30/2008          10,040.76                   8,416.90               7,137.03
12/31/2008          10,415.37                   8,598.81               7,212.97
 1/31/2009          10,323.47                   8,303.36               6,605.01
 2/28/2009          10,284.50                   7,997.71               5,901.73
 3/31/2009          10,427.47                   8,347.98               6,418.69
 4/30/2009          10,477.33                   8,768.46               7,033.02
 5/31/2009          10,553.32                   9,301.74               7,426.40
 6/30/2009          10,613.35                   9,397.12               7,441.13

                                   [END CHART]

            Data since Fund inception 7/31/08 to 6/30/09.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement Income Fund to the following benchmarks:

o The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year. Before November 3, 2008, it was referred to as the Lehman Brothers U.S. Aggregate Bond Index.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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6  | USAA TARGET RETIREMENT FUNDS

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USAA TARGET RETIREMENT 2020 FUND (URTNX)

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                                          6/30/09                    12/31/08
--------------------------------------------------------------------------------
Net Assets                             $96.4 Million               $39.7 Million
Net Asset Value Per Share                  $9.14                       $8.35

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                    AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/09
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  12/31/08 TO 6/30/09*     9.46%          SINCE INCEPTION 7/31/08*      -6.90%

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                                  EXPENSE RATIO
--------------------------------------------------------------------------------
  BEFORE REIMBURSEMENT           1.30%      AFTER REIMBURSEMENT          0.00%
  (Including acquired fund                  (Excluding acquired funds
  fees and expenses of 0.57%)               fees and expenses)

*Periods of less than one year are not annualized. These returns are cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES (AFFE), BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY AFFE, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY
(IMCO). BEFORE AND AFTER REIMBURSEMENT AND AFFE EXPENSE RATIOS ARE REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2009. FOR THE FUND'S FIRST TWO FISCAL YEARS, IMCO HAS VOLUNTARILY AGREED TO WAIVE ALL FEES AND TO REIMBURSE ALL OPERATING EXPENSES OF THE FUND, EXCLUDING ANY AFFE AND BEFORE ANY EXPENSES PAID INDIRECTLY. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THE BEFORE REIMBURSEMENT EXPENSE RATIO DIFFERS FROM THE FUND'S ACTUAL EXPENSE RATIO FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2009, WHICH WAS 0.26% AS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, BEFORE ANY AFFE AND EXPENSES PAID INDIRECTLY.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------
                      o CUMULATIVE PERFORMANCE COMPARISON o
--------------------------------------------------------------------------------

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

              BARCLAYS CAPITAL U.S.     USAA TARGET RETIREMENT
              AGGREGATE BOND INDEX            2020 FUND            S&P 500 INDEX
 7/31/2008         $10,000.00                 $10,000.00             $10,000.00
 8/31/2008          10,094.91                  10,000.00              10,144.65
 9/30/2008           9,959.32                   9,490.00               9,240.68
10/31/2008           9,724.23                   8,360.00               7,688.73
11/30/2008          10,040.76                   8,210.00               7,137.03
12/31/2008          10,415.37                   8,505.08               7,212.97
 1/31/2009          10,323.47                   8,077.28               6,605.01
 2/28/2009          10,284.50                   7,618.93               5,901.73
 3/31/2009          10,427.47                   8,067.10               6,418.69
 4/30/2009          10,477.33                   8,637.50               7,033.02
 5/31/2009          10,553.32                   9,228.27               7,426.40
 6/30/2009          10,613.35                   9,309.76               7,441.13

                                   [END CHART]

            Data since Fund inception 7/31/08 to 6/30/09.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2020 Fund to the following benchmarks:

o The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year. Before November 3, 2008, it was referred to as the Lehman Brothers U.S. Aggregate Bond Index.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                       INVESTMENT OVERVIEW  |  7

================================================================================

USAA TARGET RETIREMENT 2030 FUND (URTRX)

--------------------------------------------------------------------------------
                                          6/30/09                    12/31/08
--------------------------------------------------------------------------------
Net Assets                             $134.5 Million              $50.5 Million
Net Asset Value Per Share                   $8.60                      $7.85

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/09
--------------------------------------------------------------------------------
  12/31/08 TO 6/30/09*     9.55%          SINCE INCEPTION 7/31/08*     -12.42%

--------------------------------------------------------------------------------
                                  EXPENSE RATIO
--------------------------------------------------------------------------------
  BEFORE REIMBURSEMENT           1.23%      AFTER REIMBURSEMENT          0.00%
  (Including acquired funds                 (Excluding acquired funds
  fees and expenses of 0.62%)               fees and expenses)

*Periods of less than one year are not annualized. These returns are cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES (AFFE), BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY AFFE, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY
(IMCO). BEFORE AND AFTER REIMBURSEMENT AND AFFE EXPENSE RATIOS ARE REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2009. FOR THE FUND'S FIRST TWO FISCAL YEARS, IMCO HAS VOLUNTARILY AGREED TO WAIVE ALL FEES AND TO REIMBURSE ALL OPERATING EXPENSES OF THE FUND, EXCLUDING ANY AFFE AND BEFORE ANY EXPENSES PAID INDIRECTLY. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THE BEFORE REIMBURSEMENT EXPENSE RATIO DIFFERS FROM THE FUND'S ACTUAL EXPENSE RATIO FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2009, BEFORE REIMBURSEMENT, WHICH WAS 0.20% AS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, BEFORE ANY AFFE AND EXPENSES PAID INDIRECTLY.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------
                      o CUMULATIVE PERFORMANCE COMPARISON o
--------------------------------------------------------------------------------

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

              BARCLAYS CAPITAL U.S.     USAA TARGET RETIREMENT
              AGGREGATE BOND INDEX            2030 FUND            S&P 500 INDEX
 7/31/2008         $10,000.00                 $10,000.00             $10,000.00
 8/31/2008          10,094.91                   9,990.00              10,144.65
 9/30/2008           9,959.32                   9,250.00               9,240.68
10/31/2008           9,724.23                   7,970.00               7,688.73
11/30/2008          10,040.76                   7,690.00               7,137.03
12/31/2008          10,415.37                   7,993.85               7,212.97
 1/31/2009          10,323.47                   7,555.97               6,605.01
 2/28/2009          10,284.50                   7,097.73               5,901.73
 3/31/2009          10,427.47                   7,525.42               6,418.69
 4/30/2009          10,477.33                   8,105.87               7,033.02
 5/31/2009          10,553.32                   8,696.50               7,426.40
 6/30/2009          10,613.35                   8,757.59               7,441.13

                                   [END CHART]

            Data since Fund inception 7/31/08 to 6/30/09.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2030 Fund to the following benchmarks:

o The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year. Before November 3, 2008, it was referred to as the Lehman Brothers U.S. Aggregate Bond Index.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

8  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2040 FUND (URFRX)

--------------------------------------------------------------------------------
                                          6/30/09                    12/31/08
--------------------------------------------------------------------------------
Net Assets                             $122.7 Million              $43.7 Million
Net Asset Value Per Share                   $7.98                      $7.37

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/09
--------------------------------------------------------------------------------
  12/31/08 TO 6/30/09*     8.28%          SINCE INCEPTION 7/31/08*     -18.85%

--------------------------------------------------------------------------------
                                  EXPENSE RATIO
--------------------------------------------------------------------------------
  BEFORE REIMBURSEMENT           1.40%      AFTER REIMBURSEMENT          0.00%
  (Including acquired funds                 (Excluding acquired funds
  fees and expenses of 0.70%)               fees and expenses)

*Periods of less than one year are not annualized. These returns are cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES (AFFE), BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY AFFE, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY
(IMCO). BEFORE AND AFTER REIMBURSEMENT AND AFFE EXPENSE RATIOS ARE REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2009. FOR THE FUND'S FIRST TWO FISCAL YEARS, IMCO HAS VOLUNTARILY AGREED TO WAIVE ALL FEES, AND TO REIMBURSE ALL OPERATING EXPENSES OF THE FUND, EXCLUDING ANY AFFE AND BEFORE ANY EXPENSES PAID INDIRECTLY. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THE BEFORE REIMBURSEMENT EXPENSE RATIO DIFFERS FROM THE FUND'S ACTUAL EXPENSE RATIO FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2009, BEFORE REIMBURSEMENT, WHICH WAS 0.22% AS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, BEFORE ANY AFFE AND EXPENSES PAID INDIRECTLY.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------
                      o CUMULATIVE PERFORMANCE COMPARISON o
--------------------------------------------------------------------------------

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

              BARCLAYS CAPITAL U.S.     USAA TARGET RETIREMENT
              AGGREGATE BOND INDEX            2040 FUND            S&P 500 INDEX
 7/31/2008         $10,000.00                 $10,000.00             $10,000.00
 8/31/2008          10,094.91                   9,990.00              10,144.65
 9/30/2008           9,959.32                   9,110.00               9,240.68
10/31/2008           9,724.23                   7,610.00               7,688.73
11/30/2008          10,040.76                   7,160.00               7,137.03
12/31/2008          10,415.37                   7,494.90               7,212.97
 1/31/2009          10,323.47                   7,016.93               6,605.01
 2/28/2009          10,284.50                   6,508.46               5,901.73
 3/31/2009          10,427.47                   6,966.09               6,418.69
 4/30/2009          10,477.33                   7,545.75               7,033.02
 5/31/2009          10,553.32                   8,115.24               7,426.40
 6/30/2009          10,613.35                   8,115.24               7,441.13

                                   [END CHART]

            Data since Fund inception 7/31/08 to 6/30/09.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2040 Fund to the following benchmarks:

o The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year. Before November 3, 2008, it was referred to as the Lehman Brothers U.S. Aggregate Bond Index.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

USAA TARGET RETIREMENT 2050 FUND (URFFX)

--------------------------------------------------------------------------------
                                          6/30/09                    12/31/08
--------------------------------------------------------------------------------
Net Assets                             $47.0 Million               $16.1 Million
Net Asset Value Per Share                  $7.50                       $7.07

--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURN AS OF 6/30/09
--------------------------------------------------------------------------------
  12/31/08 TO 6/30/09*     6.08%          SINCE INCEPTION 7/31/08*     -23.83%

--------------------------------------------------------------------------------
                                  EXPENSE RATIO
--------------------------------------------------------------------------------
BEFORE REIMBURSEMENT           2.34%        AFTER REIMBURSEMENT          0.00%
(Including acquired funds                   (Excluding acquired funds
fees and expenses of 0.79%)                 fees and expenses)

*Periods of less than one year are not annualized. These returns are cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

THE BEFORE REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES (AFFE), BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THE AFTER REIMBURSEMENT EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND EXCLUDING ANY AFFE, AFTER REIMBURSEMENT FROM USAA INVESTMENT MANAGEMENT COMPANY
(IMCO). BEFORE AND AFTER REIMBURSEMENT AND AFFE EXPENSE RATIOS ARE REPORTED IN THE FUND'S PROSPECTUS DATED MAY 1, 2009. FOR THE FUND'S FIRST TWO FISCAL YEARS, IMCO HAS VOLUNTARILY AGREED TO WAIVE ALL FEES AND TO REIMBURSE ALL OPERATING EXPENSES OF THE FUND, EXCLUDING ANY AFFE AND BEFORE ANY EXPENSES PAID INDIRECTLY. IMCO CAN MODIFY OR TERMINATE THIS ARRANGEMENT AT ANY TIME. THE BEFORE REIMBURSEMENT EXPENSE RATIO DIFFERS FROM THE FUND'S ACTUAL EXPENSE RATIO FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2009, BEFORE REIMBURSEMENT, WHICH WAS 0.54% AS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, BEFORE ANY AFFE AND EXPENSES PAID INDIRECTLY.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

--------------------------------------------------------------------------------
                      o CUMULATIVE PERFORMANCE COMPARISON o
--------------------------------------------------------------------------------

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

              BARCLAYS CAPITAL U.S.     USAA TARGET RETIREMENT
              AGGREGATE BOND INDEX            2050 FUND            S&P 500 INDEX
 7/31/2008         $10,000.00                 $10,000.00             $10,000.00
 8/31/2008          10,094.91                   9,960.00              10,144.65
 9/30/2008           9,959.32                   8,970.00               9,240.68
10/31/2008           9,724.23                   7,330.00               7,688.73
11/30/2008          10,040.76                   6,810.00               7,137.03
12/31/2008          10,415.37                   7,180.04               7,212.97
 1/31/2009          10,323.47                   6,611.33               6,605.01
 2/28/2009          10,284.50                   6,042.61               5,901.73
 3/31/2009          10,427.47                   6,550.39               6,418.69
 4/30/2009          10,477.33                   7,129.27               7,033.02
 5/31/2009          10,553.32                   7,677.67               7,426.40
 6/30/2009          10,613.35                   7,616.74               7,441.13

                                   [END CHART]

            Data since Fund inception 7/31/08 to 6/30/09.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Target Retirement 2050 Fund to the following benchmarks:

o The unmanaged Barclays Capital U.S. Aggregate Bond Index covers the U.S. investment-grade rated bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities, and commercial mortgage-backed securities that have remaining maturities of more than one year. Before November 3, 2008, it was referred to as the Lehman Brothers U.S. Aggregate Bond Index.

o The unmanaged S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

10  | USAA TARGET RETIREMENT FUNDS

================================================================================

                        o TARGET RETIREMENT INCOME FUND

                          ASSET ALLOCATION -- 6/30/2009

--------------------------------------------------------------------------------

                         [PIE CHART OF ASSET ALLOCATION]

Fixed Income                                                               63.7%
Equity                                                                     34.2%
Cash                                                                        2.6%

                                   [END CHART]

                         o TARGET RETIREMENT 2020 FUND

                          ASSET ALLOCATION -- 6/30/2009

--------------------------------------------------------------------------------

                         [PIE CHART OF ASSET ALLOCATION]

Fixed Income                                                               55.6%
Equity                                                                     42.0%
Cash                                                                        2.5%

                                   [END CHART]

                          TARGET RETIREMENT INCOME FUND
                                  AS OF 6/30/09

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------

USAA FUND:
Aggressive Growth                                                        3.4%
Emerging Markets                                                         2.9%
Growth                                                                   2.9%
Income Stock                                                             3.6%
International                                                            7.2%
Precious Metals and Minerals                                             0.9%
S&P 500 Index                                                            5.8%
Small Cap Stock                                                          4.7%
Value                                                                    2.8%
   Total Equity                                                         34.2%
Income                                                                  12.2%
Intermediate-Term Bond                                                  28.8%
Short-Term Bond                                                         22.7%
   Total Fixed-Income                                                   63.7%

CASH:
Money Market Instruments                                                 2.6%

                           TARGET RETIREMENT 2020 FUND
                                  AS OF 6/30/09

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------

USAA FUND:
Aggressive Growth                                                        3.9%
Emerging Markets                                                         3.6%
Growth                                                                   3.4%
Income Stock                                                             3.9%
International                                                            9.3%
Precious Metals and Minerals                                             1.5%
S&P 500 Index                                                            7.0%
Small Cap Stock                                                          6.0%
Value                                                                    3.4%
   Total Equity                                                         42.0%
High-Yield Opportunities                                                12.3%
Income                                                                  14.6%
Intermediate-Term Bond                                                  14.5%
Short-Term Bond                                                         14.2%
    Total Fixed-Income                                                  55.6%

CASH:
Money Market Instruments                                                 2.5%

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  11

================================================================================

                         o TARGET RETIREMENT 2030 FUND

                          ASSET ALLOCATION -- 6/30/2009

--------------------------------------------------------------------------------

                         [PIE CHART OF ASSET ALLOCATION]

Equity                                                                     57.1%
Fixed Income                                                               40.9%
Cash                                                                        2.2%

                                   [END CHART]

                         o TARGET RETIREMENT 2040 FUND

                          ASSET ALLOCATION -- 6/30/2009

--------------------------------------------------------------------------------

                         [PIE CHART OF ASSET ALLOCATION]

Equity                                                                     77.3%
Fixed Income                                                               20.6%
Cash                                                                        2.2%

                                   [END CHART]

                           TARGET RETIREMENT 2030 FUND
                                  AS OF 6/30/09

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------

USAA FUND:
Aggressive Growth                                                        4.8%
Emerging Markets                                                         5.1%
Growth                                                                   4.8%
Income Stock                                                             5.1%
International                                                           12.7%
Precious Metals and Minerals                                             1.8%
S&P 500 Index                                                           10.3%
Small Cap Stock                                                          7.9%
Value                                                                    4.6%
   Total Equity                                                         57.1%
High-Yield Opportunities                                                12.4%
Income                                                                  17.2%
Intermediate-Term Bond                                                  11.3%
   Total Fixed-Income                                                   40.9%

CASH:
Money Market Instruments                                                 2.2%

                           TARGET RETIREMENT 2040 FUND
                                  AS OF 6/30/09

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------

USAA FUND:
Aggressive Growth                                                        4.0%
Emerging Markets                                                         6.6%
Growth                                                                  12.0%
Income Stock                                                             8.7%
International                                                           17.2%
Precious Metals and Minerals                                             2.3%
S&P 500 Index                                                            8.3%
Small Cap Stock                                                         10.8%
Value                                                                    7.4%
    Total Equity                                                        77.3%
High-Yield Opportunities                                                11.4%
Income                                                                   9.2%
    Total Fixed-Income                                                  20.6%

CASH:
Money Market Instruments                                                 2.2%

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

12  | USAA TARGET RETIREMENT FUNDS

================================================================================

                          o TARGET RETIREMENT 2050 FUND

                          ASSET ALLOCATION -- 6/30/2009

--------------------------------------------------------------------------------

                         [PIE CHART OF ASSET ALLOCATION]

Equity                                                                     97.5%
Cash                                                                        2.3%

                                   [END CHART]

                          o TARGET RETIREMENT 2050 FUND
                                  AS OF 6/30/09

INVESTMENT                                                            ALLOCATION
--------------------------------------------------------------------------------

USAA FUND:
Aggressive Growth                                                        4.2%
Emerging Markets                                                         8.1%
Growth                                                                  19.8%
Income Stock                                                            13.8%
International                                                           21.1%
Precious Metals and Minerals                                             2.8%
S&P 500 Index                                                            4.0%
Small Cap Stock                                                         13.3%
Value                                                                   10.4%
   Total Equity                                                         97.5%

CASH:
Money Market Instruments                                                 2.3%

Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

PORTFOLIOS OF INVESTMENTS

USAA TARGET RETIREMENT INCOME FUND
June 30, 2009 (unaudited)

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
             EQUITY MUTUAL FUNDS (34.2%)
    66,718   USAA Aggressive Growth Fund                                               $ 1,543
    93,272   USAA Emerging Markets Fund                                                  1,322
   128,139   USAA Growth Fund                                                            1,351
   187,795   USAA Income Stock Fund                                                      1,662
   185,467   USAA International Fund                                                     3,294
    15,384   USAA Precious Metals and Minerals Fund                                        395
   194,575   USAA S&P 500 Index Fund                                                     2,679
   248,282   USAA Small Cap Stock Fund                                                   2,145
   135,656   USAA Value Fund                                                             1,271
                                                                                       -------
             Total Equity Mutual Funds (cost: $14,390)                                  15,662
                                                                                       -------

             FIXED-INCOME MUTUAL FUNDS (63.7%)
   481,524   USAA Income Fund                                                            5,586
 1,519,624   USAA Intermediate-Term Bond Fund                                           13,175
 1,180,984   USAA Short-Term Bond Fund                                                  10,357
                                                                                       -------
             Total Fixed-Income Mutual Funds (cost: $28,189)                            29,118
                                                                                       -------

             MONEY MARKET INSTRUMENTS (2.6%)

             MONEY MARKET FUNDS (2.6%)
 1,182,869   State Street Institutional Liquid Reserve Fund, 0.42%(a) (cost: $1,183)     1,183
                                                                                       -------

             TOTAL INVESTMENTS (COST: $43,762)                                         $45,963
                                                                                       =======

================================================================================

14  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2020 FUND
June 30, 2009 (unaudited)

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
             EQUITY MUTUAL FUNDS (42.0%)
   160,596   USAA Aggressive Growth Fund                                               $ 3,714
   248,422   USAA Emerging Markets Fund                                                  3,520
   309,568   USAA Growth Fund                                                            3,263
   428,696   USAA Income Stock Fund                                                      3,794
   506,063   USAA International Fund                                                     8,988
    55,066   USAA Precious Metals and Minerals Fund                                      1,414
   491,044   USAA S&P 500 Index Fund                                                     6,762
   665,231   USAA Small Cap Stock Fund                                                   5,748
   347,646   USAA Value Fund                                                             3,257
                                                                                       -------
             Total Equity Mutual Funds (cost: $35,302)                                  40,460
                                                                                       -------

             FIXED-INCOME MUTUAL FUNDS (55.6%)
 1,791,400   USAA High-Yield Opportunities Fund                                         11,859
 1,208,306   USAA Income Fund                                                           14,016
 1,611,407   USAA Intermediate-Term Bond Fund                                           13,971
 1,565,672   USAA Short-Term Bond Fund                                                  13,731
                                                                                       -------
             Total Fixed-Income Mutual Funds (cost: $50,318)                            53,577
                                                                                       -------

             MONEY MARKET INSTRUMENTS (2.5%)

             MONEY MARKET FUNDS (2.5%)
 2,405,233   State Street Institutional Liquid Reserve Fund, 0.42%(a) (cost: $2,405)     2,405
                                                                                       -------

             TOTAL INVESTMENTS (COST: $88,025)                                         $96,442
                                                                                       =======

================================================================================

                                                 PORTFOLIOS OF INVESTMENTS |  15

================================================================================

USAA TARGET RETIREMENT 2030 FUND
June 30, 2009 (unaudited)

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
             EQUITY MUTUAL FUNDS (57.1%)
   279,521   USAA Aggressive Growth Fund                                              $  6,465
   482,931   USAA Emerging Markets Fund                                                  6,843
   607,391   USAA Growth Fund                                                            6,402
   777,370   USAA Income Stock Fund                                                      6,880
   963,538   USAA International Fund                                                    17,112
    91,043   USAA Precious Metals and Minerals Fund                                      2,338
 1,009,183   USAA S&P 500 Index Fund                                                    13,897
 1,231,432   USAA Small Cap Stock Fund                                                  10,640
   661,413   USAA Value Fund                                                             6,197
                                                                                      --------
             Total Equity Mutual Funds (cost: $70,025)                                  76,774
                                                                                      --------

             FIXED-INCOME MUTUAL FUNDS (40.9%)
 2,519,444   USAA High-Yield Opportunities Fund                                         16,679
 1,992,594   USAA Income Fund                                                           23,114
 1,749,710   USAA Intermediate-Term Bond Fund                                           15,170
                                                                                      --------
             Total Fixed-Income Mutual Funds (cost: $51,850)                            54,963
                                                                                      --------

             MONEY MARKET INSTRUMENTS (2.2%)

             MONEY MARKET FUNDS (2.2%)
 2,964,210   State Street Institutional Liquid Reserve Fund, 0.42%(a) (cost: $2,964)     2,964
                                                                                      --------

             TOTAL INVESTMENTS (COST: $124,839)                                       $134,701
                                                                                      ========

================================================================================

16  | USAA TARGET RETIREMENT FUNDS

================================================================================

USAA TARGET RETIREMENT 2040 FUND
June 30, 2009 (unaudited)

----------------------------------------------------------------------------------------------
                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES    SECURITY                                                                    (000)
----------------------------------------------------------------------------------------------
             EQUITY MUTUAL FUNDS (77.3%)
   211,968   USAA Aggressive Growth Fund                                              $  4,903
   570,977   USAA Emerging Markets Fund                                                  8,091
 1,393,565   USAA Growth Fund                                                           14,688
 1,202,628   USAA Income Stock Fund                                                     10,643
 1,190,263   USAA International Fund                                                    21,139
   108,627   USAA Precious Metals and Minerals Fund                                      2,790
   739,068   USAA S&P 500 Index Fund                                                    10,177
 1,530,673   USAA Small Cap Stock Fund                                                  13,225
   976,358   USAA Value Fund                                                             9,148
                                                                                      --------
             Total Equity Mutual Funds (cost: $89,833)                                  94,804
                                                                                      --------

             FIXED-INCOME MUTUAL FUNDS (20.6%)
 2,118,720   USAA High-Yield Opportunities Fund                                         14,026
   967,944   USAA Income Fund                                                           11,228
                                                                                      --------
             Total Fixed-Income Mutual Funds (cost: $23,839)                            25,254
                                                                                      --------

             MONEY MARKET INSTRUMENTS (2.2%)

             MONEY MARKET FUNDS (2.2%)
 2,743,927   State Street Institutional Liquid Reserve Fund, 0.42%(a) (cost: $2,744)     2,744
                                                                                      --------

             TOTAL INVESTMENTS (COST: $116,416)                                       $122,802
                                                                                      ========

USAA TARGET RETIREMENT 2050 FUND
June 30, 2009 (unaudited)

----------------------------------------------------------------------------------------------
             EQUITY MUTUAL FUNDS (97.9%)
    85,040   USAA Aggressive Growth Fund                                                 1,967
   268,723   USAA Emerging Markets Fund                                                  3,808
   884,277   USAA Growth Fund                                                            9,320
   731,016   USAA Income Stock Fund                                                      6,470
   557,113   USAA International Fund                                                     9,894
    51,362   USAA Precious Metals and Minerals Fund                                      1,319
   136,981   USAA S&P 500 Index Fund                                                     1,886
   720,749   USAA Small Cap Stock Fund                                                   6,227
   522,674   USAA Value Fund                                                             4,898
                                                                                      --------
             Total Equity Mutual Funds (cost: $44,017)                                  45,789
                                                                                      --------

             MONEY MARKET INSTRUMENTS (2.3%)

             MONEY MARKET FUNDS (2.3%)
 1,099,159   State Street Institutional Liquid Reserve Fund, 0.42%(a) (cost: $1,099)     1,099
                                                                                      --------

             TOTAL INVESTMENTS (COST: $45,116)                                        $ 46,888
                                                                                      ========

================================================================================

                                                 PORTFOLIOS OF INVESTMENTS |  17

================================================================================

NOTES TO PORTFOLIOS OF INVESTMENTS

June 30, 2009 (unaudited)

--------------------------------------------------------------------------------

o GENERAL NOTES

  Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

  The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

  The equity and fixed-income mutual funds in which the Funds invest are managed by USAA Investment Management Company, an affiliate of the Funds. The USAA Target Retirement Funds invest in the Reward Shares of the USAA S&P 500 Index Fund and the Institutional Shares of the other USAA mutual funds.

o SPECIFIC NOTES

  (a) Rate represents the money market fund annualized seven-day yield at June 30, 2009.

See accompanying notes to financial statements.

================================================================================

18  | USAA TARGET RETIREMENT FUNDS

================================================================================

STATEMENTS OF ASSETS AND LIABILITIES
(IN THOUSANDS)

June 30, 2009 (unaudited)

--------------------------------------------------------------------------------

                                                                                USAA TARGET RETIREMENT
                                                            ---------------------------------------------------------------
                                                            INCOME FUND    2020 FUND    2030 FUND    2040 FUND    2050 FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in affiliated underlying funds, at value
      (cost of $42,579, $85,620, $121,875, $113,672,
      and $44,017, respectively)                                $44,780      $94,037     $131,737     $120,058      $45,789
   Investments in other securities, at value
      (cost of $1,183, $2,405, $2,964, $2,744,
      and $1,099, respectively)                                   1,183        2,405        2,964        2,744        1,099
   Receivables:
      Capital shares sold                                            60          536          379          552          271
      USAA Investment Management Company (Note 5C)                   19           19           22           19           18
      Dividends from affiliated underlying funds                    122          140           88            -            -
      Interest                                                        -            1            1            1            1
                                                                -----------------------------------------------------------
         Total assets                                            46,164       97,138      135,191      123,374       47,178
                                                                -----------------------------------------------------------
LIABILITIES
   Payables:
      Securities purchased                                          380          694          648          601          189
      Capital shares redeemed                                         9           42           52           57            6
   Other accrued expenses and payables                               19           19           21           19           19
                                                                -----------------------------------------------------------
         Total liabilities                                          408          755          721          677          214
                                                                -----------------------------------------------------------
            Net assets applicable to capital shares
               outstanding                                      $45,756      $96,383     $134,470     $122,697      $46,964
                                                                ===========================================================

NET ASSETS CONSIST OF:
   Paid-in capital                                              $44,905      $90,930     $127,505     $118,070      $46,279
   Accumulated undistributed net investment income                   73        1,265        1,513          856           86
   Accumulated net realized loss on investments                  (1,423)      (4,229)      (4,410)      (2,615)      (1,173)
   Net unrealized appreciation of investments                     2,201        8,417        9,862        6,386        1,772
                                                                -----------------------------------------------------------
            Net assets applicable to capital shares
               outstanding                                      $45,756      $96,383     $134,470     $122,697      $46,964
                                                                ===========================================================
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                    5,041       10,540       15,644       15,373        6,260
                                                                ===========================================================
   Net asset value, redemption price, and offering price
      per share                                                 $  9.08      $  9.14     $   8.60     $   7.98      $  7.50
                                                                ===========================================================

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  19

================================================================================

STATEMENTS OF OPERATIONS
(IN THOUSANDS)

Six-month period ended June 30, 2009 (unaudited)

--------------------------------------------------------------------------------

                                                                                USAA TARGET RETIREMENT
                                                            ---------------------------------------------------------------
                                                            INCOME FUND    2020 FUND    2030 FUND    2040 FUND    2050 FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Income distributions from affiliated underlying funds        $   686      $ 1,258      $ 1,503      $   850      $    82
   Interest                                                           3            5            7            5            2
                                                                -----------------------------------------------------------
         Total income                                               689        1,263        1,510          855           84
                                                                -----------------------------------------------------------
EXPENSES
   Custody and accounting fees                                       13           14           14           13           12
   Postage                                                            1            2            4            4            2
   Shareholder reporting fees                                         -            1            1            2            1
   Trustees' fees                                                     5            5            5            5            5
   Registration fees                                                 30           31           32           31           31
   Professional fees                                                 25           25           25           25           25
   Other                                                              6            6            6            6            6
                                                                -----------------------------------------------------------
          Total expenses                                             80           84           87           86           82
   Expenses reimbursed                                              (80)         (84)         (87)         (86)         (82)
                                                                -----------------------------------------------------------
          Net expenses                                                -            -            -            -            -
                                                                -----------------------------------------------------------
NET INVESTMENT INCOME                                               689        1,263        1,510          855           84
                                                                -----------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized loss on sales of affiliated underlying funds    (1,255)      (3,916)      (3,213)      (2,844)      (1,237)
    Change in net unrealized appreciation/depreciation of
       affiliated underlying funds                                4,414       11,496       14,460       13,181        5,114
                                                                -----------------------------------------------------------
          Net realized and unrealized gain                        3,159        7,580       11,247       10,337        3,877
                                                                -----------------------------------------------------------
    Increase in net assets resulting from operations            $ 3,848      $ 8,843      $12,757      $11,192      $ 3,961
                                                                ===========================================================

See accompanying notes to financial statements.

================================================================================

20  | USAA TARGET RETIREMENT FUNDS

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended June 30, 2009 (unaudited), and period ended December 31, 2008

--------------------------------------------------------------------------------

                                                                                 USAA TARGET RETIREMENT
                                                       ---------------------------------------------------------------------------
                                                             INCOME FUND                2020 FUND                 2030 FUND
                                                       ---------------------------------------------------------------------------
                                                       6/30/2009   12/31/2008*   6/30/2009   12/31/2008*   6/30/2009   12/31/2008*
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment income                                 $   689       $   387     $ 1,263       $   693    $  1,510       $   863
   Net realized loss on sales of affiliated
      underlying funds                                    (1,255)         (278)     (3,916)         (612)     (3,213)       (1,611)
   Net realized gain on capital gain distributions
      from affiliated underlying funds                         -           110           -           299           -           414
   Change in net unrealized appreciation/depreciation
      of affiliated underlying funds                       4,414        (2,213)     11,496        (3,079)     14,460        (4,598)
                                                         -------------------------------------------------------------------------
      Increase (decrease) in net assets resulting
         from operations                                   3,848        (1,994)      8,843        (2,699)     12,757        (4,932)
                                                         -------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                    (619)         (384)          -          (691)          -          (860)
                                                         -------------------------------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                              24,597        28,737      55,442        46,781      80,485        59,539
   Reinvested dividends                                      555           311           -           623           -           796
   Cost of shares redeemed                                (5,362)       (3,933)     (7,619)       (4,300)     (9,264)       (4,051)
                                                         -------------------------------------------------------------------------
      Increase in net assets from capital share
         transactions                                     19,790        25,115      47,823        43,104      71,221        56,284
                                                         -------------------------------------------------------------------------
   Capital contribution from USAA Transfer
      Agency Company                                           -             -           -             3           -             -
                                                         -------------------------------------------------------------------------
   Net increase in net assets                             23,019        22,737      56,666        39,717      83,978        50,492

NET ASSETS
   Beginning of period                                    22,737             -      39,717             -      50,492             -
                                                         -------------------------------------------------------------------------
   End of period                                         $45,756       $22,737     $96,383       $39,717    $134,470       $50,492
                                                         =========================================================================
Accumulated undistributed net investment income:
   End of period                                         $    73       $     3     $ 1,265       $     2    $  1,513       $     3
                                                         =========================================================================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                             2,933         3,103       6,720         5,179      10,427         6,812
   Shares issued for dividends reinvested                     63            37           -            77           -           104
   Shares redeemed                                          (648)         (447)       (937)         (499)     (1,214)         (485)
                                                         -------------------------------------------------------------------------
      Increase in shares outstanding                       2,348         2,693       5,783         4,757       9,213         6,431
                                                         =========================================================================

* Funds commenced operations on July 31, 2008.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended June 30, 2009 (unaudited), and period ended December 31, 2008

--------------------------------------------------------------------------------

                                                                                   USAA TARGET RETIREMENT
                                                                      ----------------------------------------------------
                                                                              2040 FUND                   2050 FUND
                                                                      ----------------------------------------------------
                                                                      6/30/2009    12/31/2008*    6/30/2009    12/31/2008*
--------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
    Net investment income                                              $    855        $   685      $    84        $   234
    Net realized loss on sales of affiliated underlying funds            (2,844)          (182)      (1,237)          (126)
    Net realized gain on capital gain distributions from
        affiliated underlying funds                                           -            411            -            190
    Change in net unrealized appreciation/depreciation of
        affiliated underlying funds                                      13,181         (6,795)       5,114         (3,342)
                                                                       ---------------------------------------------------
        Increase (decrease) in net assets resulting from operations      11,192         (5,881)       3,961         (3,044)
                                                                       ---------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                                     -           (684)           -           (232)
                                                                       ---------------------------------------------------
FROM CAPITAL SHARE TRANSACTIONS
    Proceeds from shares sold                                            74,182         53,029       29,029         20,380
    Reinvested dividends                                                      -            629            -            185
    Cost of shares redeemed                                              (6,419)        (3,367)      (2,115)        (1,203)
                                                                       ---------------------------------------------------
        Increase in net assets from capital share transactions           67,763         50,291       26,914         19,362
                                                                       ---------------------------------------------------
    Capital contribution from USAA Transfer Agency Company                    -             16            -              3
                                                                       ---------------------------------------------------
    Net increase in net assets                                           78,955         43,742       30,875         16,089

NET ASSETS
    Beginning of period                                                  43,742              -       16,089              -
                                                                       ---------------------------------------------------
    End of period                                                      $122,697        $43,742      $46,964        $16,089
                                                                       ===================================================
Accumulated undistributed net investment income:
    End of period                                                      $    856        $     1      $    86        $     2
                                                                       ===================================================
CHANGE IN SHARES OUTSTANDING
    Shares sold                                                          10,335          6,271        4,294          2,413
    Shares issued for dividends reinvested                                    -             88            -             27
    Shares redeemed                                                        (895)          (426)        (311)          (163)
                                                                       ---------------------------------------------------
        Increase in shares outstanding                                    9,440          5,933        3,983          2,277
                                                                       ===================================================

* Funds commenced operations on July 31, 2008.

See accompanying notes to financial statements.

================================================================================

22  | USAA TARGET RETIREMENT FUNDS

================================================================================

NOTES TO FINANCIAL STATEMENTS

June 30, 2009 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this semiannual report pertains only to the USAA Target Retirement Income Fund (Target Income), the USAA Target Retirement 2020 Fund (Target 2020), the USAA Target Retirement 2030 Fund (Target 2030), the USAA Target Retirement 2040 Fund (Target 2040), and the USAA Target Retirement 2050 Fund (Target 2050) (collectively, the Funds), which are classified as diversified under the 1940 Act. Each Fund's investment objective is to provide capital appreciation and current income consistent with its current investment allocation.

Each Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and fixed-income mutual funds (underlying USAA funds) managed by USAA Investment Management Company (the Manager), an affiliate of the Funds, according to an asset allocation strategy designed for investors planning to start withdrawing funds for retirement in or within a few years of each Fund's specific year (target date) included in its name.

A. SECURITY VALUATION -- The values of the Funds' investments as well as the investments of the underlying USAA funds are determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Investments in the underlying USAA funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day.

   2. The underlying USAA funds have specific valuation procedures. Securities held by an underlying USAA fund for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of a fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with a fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

      Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157), clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

   SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure purposes. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

   Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

   Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Funds' own assumptions in determining the fair value.

   The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

   The following is a summary of the inputs used to value the Funds' assets as of June 30, 2009, (in thousands):

                                                                      INVESTMENTS IN SECURITIES*
                                               ---------------------------------------------------------------------
VALUATION INPUTS                               TARGET INCOME   TARGET 2020   TARGET 2030   TARGET 2040   TARGET 2050
--------------------------------------------------------------------------------------------------------------------
Level 1 -- Quoted Prices                          $45,963        $96,442       $134,701      $122,802      $46,888

Level 2 -- Other Significant Observable Inputs          -              -              -             -            -

Level 3 -- Significant Unobservable Inputs              -              -              -             -            -
--------------------------------------------------------------------------------------------------------------------
Total                                             $45,963        $96,442       $134,701      $122,802      $46,888
--------------------------------------------------------------------------------------------------------------------

   *Refer to the portfolios of investments for each Fund's allocation in equity mutual funds, fixed-income mutual funds, and money market funds.

C. FEDERAL TAXES -- The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income and capital gain distributions from the underlying USAA funds are recorded on the ex-dividend date. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

E. EXPENSES PAID INDIRECTLY -- Through arrangements with the Funds' custodian and other banks utilized by the Funds for cash management purposes, realized credits, if any, generated from cash balances in the Funds' bank accounts may be used to reduce the Funds' expenses. For the six-month period ended June 30, 2009, the Funds did not incur any custodian and other bank credits.

F. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

G. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

H. SUBSEQUENT EVENTS -- Effective June 30, 2009, the Funds adopted FASB Statement 165, "Subsequent Events" (Statement 165). This statement defines subsequent events as events or transactions that occur after the balance sheet date but before the financial statements are issued or available to be issued and categorizes subsequent events as recognized or non-recognized for financial statement purposes. Statement 165 requires entities to disclose the date through which an entity has evaluated subsequent events and the basis for that date. The Funds have evaluated subsequent events through August 18, 2009, which is the date the financial statements were issued, and have included disclosures and accounting adjustments in the financial statements for any subsequent events that impacted the Funds' financial condition at June 30, 2009.

================================================================================

24  | USAA TARGET RETIREMENT FUNDS

================================================================================

(2) LINE OF CREDIT

The Funds participate in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, each Fund may borrow from CAPCO an amount up to 5% of its total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the amount of the committed loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended June 30, 2009, the facility fees paid to CAPCO by each of the Funds were less than $500. The related percent of those fees to the total fees paid to CAPCO by all USAA funds was 0.2% for Target 2030 and were 0.1% for each of the other Funds. The Funds had no borrowings under this agreement during the period ended June 30, 2009.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Funds' tax year-end of December 31, 2009, in accordance with applicable tax law.

Distributions of net investment income are made quarterly by Target Income and annually by each of the other Funds or as otherwise required to avoid the payment of federal taxes. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

Financial Accounting Standards Board (FASB) Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN 48), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period ended June 30, 2009, the Funds did not incur any income tax, interest, or penalties. As of June 30, 2009, the Manager has reviewed all open tax years and concluded that FIN 48 resulted in no impact to the Funds' net assets or results of operations. The tax period ended
December 31, 2008, remains subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions under FIN 48 to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended June 30, 2009, were as follows (in thousands):

                                        TARGET INCOME   TARGET 2020   TARGET 2030  TARGET 2040  TARGET 2050
-----------------------------------------------------------------------------------------------------------
Cost of purchases                          $23,514        $65,205       $83,942      $75,228      $29,471
Proceeds from sales/maturities               4,114         17,861        12,805        8,352        3,298

As of June 30, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

As of June 30, 2009, gross unrealized appreciation and depreciation of investments and resulting net appreciation (depreciation), for federal income tax purposes, were as follows (in thousands):

                                        TARGET INCOME   TARGET 2020   TARGET 2030  TARGET 2040  TARGET 2050
-----------------------------------------------------------------------------------------------------------
Unrealized appreciation                     $2,201         $8,417        $9,862       $6,447       $1,895
Unrealized depreciation                          -              -             -          (61)        (123)
-----------------------------------------------------------------------------------------------------------
Net                                         $2,201         $8,417        $9,862       $6,386       $1,772
-----------------------------------------------------------------------------------------------------------

(5) AGREEMENTS WITH MANAGER

    A. ADVISORY AGREEMENT -- The Manager carries out the Funds' investment policies and manages the Funds' portfolios pursuant to an Advisory Agreement. The Manager does not receive any management fees for from the Funds for these services.

    B. ADMINISTRATION AND SERVICING AGREEMENT -- The Manager provides certain administration and shareholder servicing functions for the Funds. The Manager does not receive any fees from the Funds for these services.

       In addition to the services provided under its Administration and Servicing Agreement with the Funds, the Manager also provides certain compliance and legal services for the benefit of the Funds. The Trust's Board of Trustees has approved the billing of these expenses to the Funds. These expenses are included in the professional fees on the Funds' statements of operations. For the six-month period ended June 30, 2009, the amounts for each of the Funds are shown below (in thousands):

                                        TARGET INCOME   TARGET 2020   TARGET 2030  TARGET 2040  TARGET 2050
-----------------------------------------------------------------------------------------------------------
Compliance and legal services                $0*             $1            $1           $1          $0*

* Represents less than $500.

    C. EXPENSE LIMITATION -- For the Funds' first two fiscal years, the Manager has voluntarily agreed to waive all fees and to reimburse all operating expenses of the Funds, excluding extraordinary expenses and before reductions of expenses paid indirectly. The Manager may modify or terminate this voluntary agreement at any time. For the six-month period ended June 30, 2009, the Funds incurred reimbursable expenses, a portion of which was receivable from the Manager, as shown below (in thousands):

                                        TARGET INCOME   TARGET 2020   TARGET 2030  TARGET 2040  TARGET 2050
-----------------------------------------------------------------------------------------------------------
Reimbursable expenses                        $80            $84           $87          $86          $82
Receivable from manager                       19             19            22           19           18

    D. TRANSFER AGENCY AGREEMENT -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Funds. SAS does not receive any fees from the Funds for these services.

    E. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Funds' shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association (the Association), a large, diversified financial services institution. At June 30, 2009, the Association and its affiliated companies owned the following number of shares and percent of total outstanding shares of each of the Funds:

                                        TARGET INCOME   TARGET 2020   TARGET 2030  TARGET 2040  TARGET 2050
-----------------------------------------------------------------------------------------------------------
Number of shares (000)                       450            450           450          450          450
% of outstanding shares                      8.9%           4.3%          2.9%         2.9%         7.2%

================================================================================

26  | USAA TARGET RETIREMENT FUNDS

================================================================================

Certain trustees and officers of the Funds are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Funds officers received any compensation from the Funds.

(7) TRANSACTIONS WITH AFFILIATED FUNDS

    A. SHARE OWNERSHIP -- The Funds do not invest in the underlying USAA funds for the purpose of exercising management or control; however, investments by the Funds may represent a significant portion of the underlying USAA funds' net assets. At June 30, 2009, the Funds owned the following percent of the total outstanding shares of each of the underlying USAA funds:

AFFILIATED USAA FUND                                    TARGET INCOME   TARGET 2020   TARGET 2030   TARGET 2040   TARGET 2050
-----------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                                            0.2%           0.5%          0.8%          0.6%          0.2%
Emerging Markets                                             0.3%           0.8%          1.5%          1.8%          0.8%
Growth                                                       0.2%           0.5%          1.1%          2.5%          1.6%
High-Yield Opportunities                                       -            1.6%          2.2%          1.9%            -
Income                                                       0.3%           0.7%          1.1%          0.5%            -
Income Stock                                                 0.1%           0.3%          0.6%          0.9%          0.6%
Intermediate-Term Bond                                       1.4%           1.5%          1.6%            -             -
International                                                0.3%           0.8%          1.6%          1.9%          0.9%
Precious Metals and Minerals                                 0.0%*          0.1%          0.2%          0.3%          0.1%
S&P 500 Index                                                0.1%           0.3%          0.6%          0.4%          0.1%
Short-Term Bond                                              1.2%           1.6%            -             -             -
Small Cap Stock                                              0.5%           1.3%          2.3%          2.9%          1.4%
Value                                                        0.4%           1.0%          1.8%          2.7%          1.4%

* Represents less than 0.1%.

    B. TRANSACTIONS WITH AFFILIATED FUNDS -- The following tables provide details related to each Fund's investment in the underlying USAA funds for the six-month period ended June 30, 2009 (in thousands):

    TARGET INCOME:

                                                                                         REALIZED           MARKET VALUE
AFFILIATED USAA FUND             PURCHASE COST(a)  SALES PROCEEDS   DIVIDEND INCOME   GAIN (LOSS)(b)   12/31/2008   6/30/2009
-----------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                     $  938            $648             $  -             $(170)         $1,107      $ 1,543
Emerging Markets                         632             580                -              (153)            875        1,322
Growth                                   702             184                -               (82)            744        1,351
Income                                 2,886              40              117                (3)          2,436        5,586
Income Stock                             938             441               20              (162)          1,162        1,662
Intermediate-Term Bond                 6,858             249              328               (32)          5,467       13,175
International                          1,774             581                -              (211)          1,847        3,294
Precious Metals and Minerals             193             251                -               (16)            372          395
S&P 500 Index                          1,327             413               29              (164)          1,622        2,679
Short-Term Bond                        5,596              74              192                (3)          4,429       10,357
Small Cap Stock                        1,045             417                -              (175)          1,364        2,145
Value                                    625             237                -               (84)            795        1,271

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    TARGET 2020:

                                                                                         REALIZED           MARKET VALUE
AFFILIATED USAA FUND             PURCHASE COST(a)  SALES PROCEEDS   DIVIDEND INCOME   GAIN (LOSS)(b)   12/31/2008   6/30/2009
-----------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                     $ 2,792          $2,211            $  -             $(378)         $2,752      $ 3,714
Emerging Markets                        2,107           1,787               -              (323)          2,181        3,520
Growth                                  2,047             924               -              (279)          1,903        3,263
High-Yield Opportunities                9,031           2,260             377              (522)          3,575       11,859
Income                                 10,351               2             244                 -           2,966       14,016
Income Stock                            2,923           2,072              50              (453)          2,926        3,794
Intermediate-Term Bond                  9,332             106             295                (8)          3,607       13,971
International                           5,973           2,345               -              (653)          4,666        8,988
Precious Metals and Minerals            1,096           1,323               -               125           1,248        1,414
S&P 500 Index                           4,396           2,251              78              (618)          4,223        6,762
Short-Term Bond                         9,603               3             214                 -           3,645       13,731
Small Cap Stock                         3,514           1,600               -              (531)          3,434        5,748
Value                                   2,040             979               -              (276)          1,987        3,257

    TARGET 2030:

                                                                                         REALIZED           MARKET VALUE
AFFILIATED USAA FUND             PURCHASE COST(a)  SALES PROCEEDS   DIVIDEND INCOME   GAIN (LOSS)(b)   12/31/2008   6/30/2009
-----------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                     $ 4,840          $2,833            $  -             $(317)         $3,778      $ 6,465
Emerging Markets                        3,847           1,812               -              (563)          3,057        6,843
Growth                                  3,785             272               -               (95)          2,486        6,402
High-Yield Opportunities               10,568             363             514               (96)          4,484       16,679
Income                                 15,006             106             453                (4)          6,994       23,114
Income Stock                            5,122           2,328              80              (696)          3,921        6,880
Intermediate-Term Bond                 10,399             101             321               (10)          3,622       15,170
International                          10,570           1,092               -              (474)          6,304       17,112
Precious Metals and Minerals            1,854           1,821               -                94           1,711        2,338
S&P 500 Index                           8,142             751             135              (367)          5,779       13,897
Small Cap Stock                         6,183             875               -              (482)          4,607       10,640
Value                                   3,626             449               -              (203)          2,609        6,197

    TARGET 2040:

                                                                                         REALIZED           MARKET VALUE
AFFILIATED USAA FUND             PURCHASE COST(a)  SALES PROCEEDS   DIVIDEND INCOME   GAIN (LOSS)(b)   12/31/2008   6/30/2009
-----------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                     $ 3,051          $     -           $  -            $     -         $1,547      $ 4,903
Emerging Markets                        4,470            1,507              -               (610)         3,103        8,091
Growth                                  9,891            2,549              -             (1,043)         6,237       14,688
High-Yield Opportunities                9,004               63            419                (15)         3,460       14,026
Income                                  7,049                -            225                  -          3,588       11,228
Income Stock                            7,797            2,292            112               (806)         4,838       10,643
International                          13,285              470              -               (158)         6,616       21,139
Precious Metals and Minerals            1,735            1,172              -                (67)         1,707        2,790
S&P 500 Index                           6,058               24             94                (10)         3,573       10,177
Small Cap Stock                         7,608              197              -               (109)         4,869       13,225
Value                                   5,280               78              -                (26)         3,309        9,148

================================================================================

28  | USAA TARGET RETIREMENT FUNDS

================================================================================

    TARGET 2050:

                                                                                         REALIZED           MARKET VALUE
AFFILIATED USAA FUND             PURCHASE COST(a)  SALES PROCEEDS   DIVIDEND INCOME   GAIN (LOSS)(b)   12/31/2008   6/30/2009
-----------------------------------------------------------------------------------------------------------------------------
Aggressive Growth                     $1,520           $    1             $ -             $   -          $  389       $1,967
Emerging Markets                       2,183              716               -              (334)          1,368        3,808
Growth                                 6,254            1,095               -              (504)          3,486        9,320
Income Stock                           4,451              554              65              (209)          2,418        6,470
International                          6,421              277               -               (91)          2,909        9,894
Precious Metals and Minerals             852              547               -               (45)            764        1,319
S&P 500 Index                          1,161                1              17                 -             616        1,886
Small Cap Stock                        3,713               85               -               (46)          2,138        6,227
Value                                  2,917               22               -                (8)          1,651        4,898

(a) Includes reinvestment of distributions from dividend income and realized gains.
(b) Includes capital gain distributions received, if any.

(8) FINANCIAL HIGHLIGHTS -- TARGET INCOME

Per share operating performance for a share outstanding throughout each period is as follows:

                                                    SIX-MONTH
                                                   PERIOD ENDED     PERIOD ENDED
                                                     JUNE 30,       DECEMBER 31,
                                                       2009             2008*
                                                   -----------------------------
Net asset value at beginning of period              $  8.44          $ 10.00
                                                    ----------------------------
Income (loss) from investment operations:
    Net investment income                               .15              .23(a)
    Net realized and unrealized gain (loss)             .63            (1.63)(a)
                                                    ----------------------------
Total from investment operations                        .78            (1.40)(a)
                                                    ----------------------------
Less distributions from:
    Net investment income                              (.14)            (.16)
                                                    ----------------------------
Net asset value at end of period                    $  9.08          $  8.44
                                                    ============================
Total return (%)**                                     9.28           (14.01)
Net assets at end of period (000)                   $45,756          $22,737
Ratios to average net assets:***(b),(d)
    Expenses                                              -                -
    Expenses, excluding reimbursements (%)              .49             1.06(c)
    Net investment income (%)                          4.19             6.31
Portfolio turnover (%)                                   13               20

  * Fund commenced operations on July 31, 2008.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the six-month period ended June 30, 2009, average net assets were
    $33,136,000.
(a) Calculated using average shares.
(b) Calculated excluding the Funds' pro-rata share of expenses of the underlying USAA funds.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- TARGET 2020

Per share operating performance for a share outstanding throughout each period is as follows:

                                                    SIX-MONTH
                                                   PERIOD ENDED     PERIOD ENDED
                                                     JUNE 30,       DECEMBER 31,
                                                       2009             2008*
                                                   -----------------------------
Net asset value at beginning of period              $  8.35          $ 10.00
                                                    ----------------------------
Income (loss) from investment operations:
    Net investment income                               .12              .26(a)
    Net realized and unrealized gain (loss)             .67            (1.76)(a)
                                                    ----------------------------
Total from investment operations                        .79            (1.50)(a)
                                                    ----------------------------
Less distributions from:
    Net investment income                                 -             (.15)
                                                    ----------------------------
Net asset value at end of period                    $  9.14          $  8.35
                                                    ============================
Total return (%)**                                     9.46           (14.95)
Net assets at end of period (000)                   $96,383          $39,717
Ratios to average net assets:***(b),(d)
    Expenses                                              -                -
    Expenses, excluding reimbursements (%)              .26              .73(c)
    Net investment income (%)                          3.93             7.35
Portfolio turnover (%)                                   28               31

  * Fund commenced operations on July 31, 2008.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the six-month period ended June 30, 2009, average net assets were
    $64,821,000.
(a) Calculated using average shares.
(b) Calculated excluding the Funds' pro-rata share of expenses of the underlying USAA funds.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

30  | USAA TARGET RETIREMENT FUNDS

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- TARGET 2030

Per share operating performance for a share outstanding throughout each period is as follows:

                                                    SIX-MONTH
                                                   PERIOD ENDED     PERIOD ENDED
                                                     JUNE 30,       DECEMBER 31,
                                                       2009             2008*
                                                   -----------------------------
Net asset value at beginning of period             $   7.85          $ 10.00
                                                   -----------------------------
Income (loss) from investment operations:
    Net investment income                               .10              .25(a)
    Net realized and unrealized gain (loss)             .65            (2.26)(a)
                                                   -----------------------------
Total from investment operations                        .75            (2.01)(a)
                                                   -----------------------------
Less distributions from:
    Net investment income                                 -             (.14)
                                                   -----------------------------
Net asset value at end of period                   $   8.60          $  7.85
                                                   =============================
Total return (%)**                                     9.55           (20.06)
Net assets at end of period (000)                  $134,470          $50,492
Ratios to average net assets:***(b),(d)
    Expenses                                              -                -
    Expenses, excluding reimbursements (%)              .20              .61(c)
    Net investment income (%)                          3.45             7.27
Portfolio turnover (%)                                   15               18

  * Fund commenced operations on July 31, 2008.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the six-month period ended June 30, 2009, average net assets were
    $88,139,000.
(a) Calculated using average shares.
(b) Calculated excluding the Funds' pro-rata share of expenses of the underlying USAA funds.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- TARGET 2040

Per share operating performance for a share outstanding throughout each period is as follows:

                                                    SIX-MONTH
                                                   PERIOD ENDED     PERIOD ENDED
                                                     JUNE 30,       DECEMBER 31,
                                                       2009             2008*
                                                   -----------------------------
Net asset value at beginning of period             $   7.37          $ 10.00
                                                   -----------------------------
Income (loss) from investment operations:
    Net investment income                               .06              .21(a)
    Net realized and unrealized gain (loss)             .55            (2.72)(a)
                                                   -----------------------------
Total from investment operations                        .61            (2.51)(a)
                                                   -----------------------------
Less distributions from:
    Net investment income                                 -             (.12)
                                                   -----------------------------
Net asset value at end of period                   $   7.98          $  7.37
                                                   =============================
Total return (%)**                                     8.28           (25.05)
Net assets at end of period (000)                  $122,697          $43,742
Ratios to average net assets:***(b),(d)
    Expenses                                              -                -
    Expenses, excluding reimbursements (%)              .22              .70(c)
    Net investment income (%)                          2.18             6.61
Portfolio turnover (%)                                   11                4

  * Fund commenced operations on July 31, 2008.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the six-month period ended June 30, 2009, average net assets were
    $79,029,000.
(a) Calculated using average shares.
(b) Calculated excluding the Funds' pro-rata share of expenses of the underlying USAA funds.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

32  | USAA TARGET RETIREMENT FUNDS

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- TARGET 2050

Per share operating performance for a share outstanding throughout each period is as follows:

                                                    SIX-MONTH
                                                   PERIOD ENDED     PERIOD ENDED
                                                     JUNE 30,       DECEMBER 31,
                                                       2009             2008*
                                                   -----------------------------
Net asset value at beginning of period              $  7.07          $ 10.00
                                                    ----------------------------
Income (loss) from investment operations:
    Net investment income                               .01              .17(a)
    Net realized and unrealized gain (loss)             .42            (2.99)(a)
                                                    ----------------------------
Total from investment operations                        .43            (2.82)(a)
                                                    ----------------------------
Less distributions from:
    Net investment income                                 -             (.11)
                                                    ----------------------------
Net asset value at end of period                    $  7.50          $  7.07
                                                    ============================
Total return (%)**                                     6.08           (28.20)
Net assets at end of period (000)                   $46,964          $16,089
Ratios to average net assets:***(b),(d)
    Expenses                                              -                -
    Expenses, excluding reimbursements (%)              .54             1.55(c)
    Net investment income (%)                           .56             5.40
Portfolio turnover (%)                                   11                2

  * Fund commenced operations on July 31, 2008.
 ** Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
*** For the six-month period ended June 30, 2009, average net assets were
    $30,584,000.
(a) Calculated using average shares.
(b) Calculated excluding the Funds' pro-rata share of expenses of the underlying USAA funds.
(c) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

EXPENSE EXAMPLE

June 30, 2009 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Funds, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Manager has voluntarily agreed to reimburse each Fund for all of the Fund's operating expenses incurred for the Fund's first two fiscal years; therefore, each Fund's net ongoing costs are zero for the current period. Each Fund also indirectly bears its pro-rata share of the expenses of the underlying USAA funds in which it invests (acquired funds). These acquired fund fees and expenses are not included in the Funds' annualized expense ratios used to calculate the expense estimates in the table on the next page.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2009 through June 30, 2009.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. The actual expenses of each Fund, net of reimbursements, are zero.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

================================================================================

34  | USAA TARGET RETIREMENT FUNDS

================================================================================

If these direct costs were included, your costs would have been higher. Acquired fund fees and expenses are not included in the Funds' annualized expense ratio used to calculate the expenses paid in the table below. As reported in the Funds' prospectus dated May 1, 2009, the Funds had acquired fund fees and expenses ratios for the period ended December 31, 2008 of: 0.51% for Target Income, 0.57% for Target 2020, 0.62% for Target 2030, 0.70% for Target 2040, and 0.79% for Target 2050.

                                                                                ACTUAL EXPENSES
                                BEGINNING                ENDING              PAID DURING PERIOD**
                              ACCOUNT VALUE           ACCOUNT VALUE            JANUARY 1, 2009 -
                             JANUARY 1, 2009          JUNE 30, 2009              JUNE 30, 2009
                             --------------------------------------------------------------------
TARGET INCOME

Actual                          $1,000.00               $1,092.80                    $0.00

Hypothetical*                    1,000.00                1,024.79                     0.00

TARGET 2020

Actual                           1,000.00                1,094.60                     0.00

Hypothetical*                    1,000.00                1,024.79                     0.00

TARGET 2030

Actual                           1,000.00                1,095.50                     0.00

Hypothetical*                    1,000.00                1,024.79                     0.00

TARGET 2040

Actual                           1,000.00                1,082.80                     0.00

Hypothetical*                    1,000.00                1,024.79                     0.00

TARGET 2050

Actual                           1,000.00                1,060.80                     0.00

Hypothetical*                    1,000.00                1,024.79                     0.00

 * 5% return per year before expenses

** Actual expenses equal each Fund's annualized expense ratio of 0.00%, which is net of any reimbursements and excludes expenses of the acquired funds, multiplied by 181 days/365 days (to reflect the one-half-year period). Each Fund's ending account value in the actual expenses section of the table is based on its actual total return for the current period of January 1, 2009, through June 30, 2009. These total returns equaled 9.28%, 9.46%, 9.55%, 8.28%, and 6.08% for the Target Income, Target 2020, Target 2030, Target 2040, and Target 2050 funds, respectively.

================================================================================

                                                           EXPENSE EXAMPLE |  35

================================================================================

ADVISORY AGREEMENT

June 30, 2009 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 16, 2009, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved the continuance of the Advisory Agreement between the Trust and the Manager with respect to each of the Funds.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Funds' investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Funds, as well as information regarding the Manager's revenues and costs of providing services to the Funds and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuance of the Advisory Agreement with respect to the Funds. The Independent Trustees also reviewed the proposed Advisory Agreement with respect to the Funds in private sessions with their counsel at which no representatives of management were present.

At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Funds' performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Funds performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included certain information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the services provided to the Funds by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Funds, the Manager and its affiliates provide administrative services, stockholder services, oversight of the Funds' accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The Manager's role in coordinating the activities of the Funds' other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on

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36  | USAA TARGET RETIREMENT FUNDS

================================================================================

the experience, resources, and strengths of the Manager and its affiliates in managing investment companies, including the Funds.

The Board also reviewed the compliance and administrative services provided to the Funds by the Manager and its affiliates, including the Manager's oversight of the Funds' day-to-day operations and oversight of Funds accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Funds and other investment companies managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Funds' advisory fees and total expense ratios as compared to other open-end investment companies deemed to be comparable to the Funds as determined by the independent third party in its report. The Funds' expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Funds based upon certain factors, including the fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads or front-end loads), asset size, and expense components (the "expense group") and (ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in the similar investment classification/objective as the Funds regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that each Funds management fee rate -- which includes advisory and administrative services and the effects of any fee waivers or reimbursements -- was equal to the median of its expense group and its expense universe. The Board noted that the Manager does not collect a management fee from the Funds. The data indicated that the total expense ratio, which included pro-forma underlying fund expenses and any reimbursements, was below the median of its expense group and its expense universe for the Target Retirement Income, Target Retirement 2020, Target Retirement 2030, and Target Retirement 2040 Funds and that the Target Retirement 2050 Fund's total expense ratio was above the median of its expense group and its expense universe. The Board took into account the various services provided to the Funds by the Manager and its affiliates, including the high quality of services provided by the Manager and the Manager's current voluntary undertakings to maintain expense limitations for the Funds.

In considering the Funds' performance, the Board noted that it reviews at its regularly scheduled meetings information about the Funds' performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the approval of the Advisory Agreement, including, among other information, a comparison of the Funds' average annual total return with their Lipper indexes and with that of other mutual funds deemed to be in their peer group by the independent third party in its report (the "performance universe"). The Funds' performance universe consisted of the Funds and all retail and institutional open-end investment companies with the same classification/objective as the Funds regardless of asset size or primary channel of distribution. This comparison indicated that the Target Retirement Income Fund's performance was lower than the average of its performance universe and its Lipper index for the five-month period, since inception, ended December 31, 2008. This comparison indicated that the Target Retirement 2020, Target Retirement 2030, Target Retirement 2040, and Target Retirement 2050 Funds' performance was above the average of its performance universe and its Lipper index for the five-month period, since inception, ended December 31, 2008 (The Target Retirement 2050 Fund does not have a comparable Lipper index). The Board also noted that the Target Retirement Income Fund's percentile performance ranking was in the bottom 50% of its performance universe and that the Target Retirement 2020, Target Retirement 2030, Target Retirement 2040, and Target Retirement 2050 Funds' percentile performance rankings were in the top 25% of their respective performance universe for the same period. The Board took into account management's discussion of the Funds' performance since their inception date on July 31, 2008. The Board also took into account the fact that the Funds have a limited performance history because they only recently commenced operations.

COMPENSATION AND PROFITABILITY -- The Board took into consideration that the Manager does not collect a management fee from the Funds. The information considered by the Board included operating profit margin information for the Manager's business as a whole. This consideration included a broad review of the methodology used in the allocation of certain costs to the Funds. The Trustees reviewed the profitability of the Manager's relationship with the Funds before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Funds for which

================================================================================

                                                        ADVISORY AGREEMENT |  37

================================================================================

they receive no compensation. The Board also took into account the Manager's recovery of fees from the underlying funds. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Funds. The Board also took into account the high quality of services received by the Funds from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Funds and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- With respect to the consideration of any economies of scale to be realized by the Funds, the Board took into account that the Manager does not receive any advisory fees under the Advisory Agreement. The Board determined that the current fee structure was reasonable. The Board also considered the effects of the Funds' growth and size on the Funds' performance and fees, noting that if the Funds' assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than some expenses.

CONCLUSIONS -- The Board reached the following conclusions regarding the Funds' Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the performance of each of the Funds is reasonable in relation to the performance of funds with similar investment objectives and to relevant indices; (iv) each Funds' advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and (v) the Manager's and its affiliates level of profitability from their relationship with the Funds is reasonable in light of the nature and high quality of services provided by the Manager and the type of Funds. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Funds and its shareholders.

================================================================================

38  | USAA TARGET RETIREMENT FUNDS

================================================================================

TRUSTEES                                Christopher W. Claus
                                        Barbara B. Dreeben
                                        Robert L. Mason, Ph.D.
                                        Barbara B. Ostdiek, Ph.D.
                                        Michael F. Reimherr
                                        Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR, INVESTMENT ADVISER,      USAA Investment Management Company
UNDERWRITER, AND DISTRIBUTOR            P.O. Box 659453
                                        San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                          USAA Shareholder Account Services
                                        9800 Fredericksburg Road
                                        San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND ACCOUNTING AGENT          State Street Bank and Trust Company
                                        P.O. Box 1713
                                        Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT REGISTERED                  Ernst & Young LLP
PUBLIC ACCOUNTING FIRM                  100 West Houston St., Suite 1800
                                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND SELF-SERVICE 24/7           Under "Products & Services" click
AT USAA.COM                             "Investments," then "Mutual Funds"

OR CALL                                 Under "My Accounts" go to "Investments."
(800) 531-USAA (8722)                   View account balances, or click
                                        "I want to...," and select the desired
                                        action.
--------------------------------------------------------------------------------

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution. For more specific information, please consult your tax adviser.

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.


================================================================================

USAA
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88219-0809                                   (C)2009, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended June 30, 2009

By:*     CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    08/26/2009
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    08/27/2009
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    08/26/2009
         ------------------------------


*Print the name and title of each signing officer under his or her signature.